ACCUMULATED OTHER COMPREHENSIVE LOSS - Schedule of Amounts Reclassified Out of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Class of Stock [Line Items]
Research and development, net	$ 108,274	$ 107,283	$ 140,324
Selling, general and administrative	143,516	125,784	154,347
Total	7,234	11,645	109,951
Software
Class of Stock [Line Items]
Cost of revenue	19,988	18,919	19,975
Software service
Class of Stock [Line Items]
Cost of revenue	45,184	43,305	48,400
Professional service and other
Class of Stock [Line Items]
Cost of revenue	38,538	35,776	50,941
Foreign currency forward contracts | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Research and development, net	474	(2,893)	(3,009)
Selling, general and administrative	440	(2,841)	(2,479)
Total	1,025	(6,484)	(6,131)
Foreign currency forward contracts | Software | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Cost of revenue	0	(10)	(54)
Foreign currency forward contracts | Software service | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Cost of revenue	21	(97)	(278)
Foreign currency forward contracts | Professional service and other | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Cost of revenue	$ 90	$ (643)	$ (311)